Our people	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Our people
5. Our people

Our staff numbers, including the Kantar disposal group

up to the date of disposal,
averaged 104,163 for the year ended 31 December 2020 against 132,823 in 2019 and 133,903 in 2018. Their geographical distribution was as follows:

	2020	2019	2018
North America	21,524	25,008	25,990
United Kingdom	10,670	14,192	14,331
Western Continental Europe	21,551	26,973	26,825
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	50,418	66,650	66,757
	104,163	132,823	133,903

Their reportable segment distribution was as follows:

	2020	2019	2018
Global Integrated Agencies	79,937	82,295	83,015
Data Investment Management	1,341	26,325	27,813
Public Relations	6,810	6,890	6,891
Specialist Agencies	16,075	17,313	16,184
	104,163	132,823	133,903

At the end of 2020, staff numbers were 99,830 (2019: 106,786, 2018: 134,281).

Staff costs include:

Continuing operations	2020 £m	2019 £m	2018 £m
Wages and salaries	4,781.0	4,946.2	4,828.0
Cash-based incentive plans	110.7	227.6	233.0
Share-based incentive plans	74.4	66.0	78.3
Social security costs	570.9	591.7	579.0
Pension costs	171.7	169.7	160.9
Severance	68.2	42.6	30.0
Other staff costs 1	779.6	1,046.8	1,041.4
	6,556.5	7,090.6	6,950.6

Note
1	Freelance and temporary staff costs are included in other staff costs.

Compensation for key management personnel includes:

	2020 £m	2019 £m	2018 £m
Short-term employee benefits	17.9	18.3	3.5
Pensions and other post-retirement benefits	1.0	1.0	0.4
Share-based payments	10.3	10.8	3.8
	29.2	30.1	7.7

Key management personnel comprises the Board and the Executive Committee. The Executive Committee was established in 2019 therefore is not included in the 2018 figures above.